7. INVENTORIES (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Inventories Abstract
Finished goods	R$ 3,610,585	R$ 2,257,119
Work in progress	192,335	149,470
Raw materials	2,046,681	803,520
Packaging materials	92,256	60,715
Secondary materials	531,801	375,744
Supplies	207,033	205,399
Imports in transit	107,829	61,021
Other	94,816	19,266
(-) Adjustment to present value	(80,577)	(44,338)
Inventories	R$ 6,802,759	R$ 3,887,916